Taxes - Income tax recorded in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes
Pre-tax	$ 8,687,150	$ (10,450,786)	$ 11,836,299
Deferred tax	(4,259,216)	3,726,415	(4,769,474)
After tax	4,427,934	(6,724,371)	7,066,825
Cash flow hedging for future crude oil exports
Taxes
Pre-tax	3,653,649	(5,695,565)	3,167,351
Deferred tax	(1,472,447)	2,624,019	(1,638,602)
After tax	2,181,202	(3,071,546)	1,528,749
Hedge of a net investment in a foreign operation
Taxes
Pre-tax	6,305,555	(8,973,471)	7,526,124
Deferred tax	(2,979,130)	2,760,084	(2,538,389)
After tax	3,326,425	(6,213,387)	4,987,735
Hedge with derivative instruments
Taxes
Pre-tax	172,326	(242,284)	(111,690)
Deferred tax	(87,204)	68,573	(6,223)
After tax	85,122	(173,711)	(117,913)
Valuation of financial instruments
Taxes
Pre-tax	237,211
Deferred tax	(94,494)
After tax	142,717
Actuarial valuation gains (losses)
Taxes
Pre-tax	(1,681,591)	4,460,534	1,254,514
Deferred tax	374,059	(1,726,261)	(586,260)
After tax	$ (1,307,532)	$ 2,734,273	$ 668,254